REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 12,952	$ 12,647	$ 12,670
Other revenues	435	352	585
Revenues	13,387	12,999	13,255
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,172	11,522	11,279
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	324	192	662
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,456	933	729
Fee revenue from affiliates	87	138
Natural gas storage and other | Sur de Texas
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates		77
Natural gas storage and other | Coastal GasLink
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates		61
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,519	4,469	4,010
Other revenues	0	0	0
Revenues	$ 4,519	4,469	4,010
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage	35.00%			35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 4,432	4,408	4,010
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	87	61	0
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,196	4,955	4,895
Other revenues	37	76	83
Revenues	5,233	5,031	4,978
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,139	4,301	4,245
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,057	654	650
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	605	716	603
Other revenues	0	0	0
Revenues	$ 605	716	603
Mexico Natural Gas Pipelines | Sur de Texas
Disaggregation of Revenue [Line Items]
Ownership interest percentage	60.00%
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 576	607	601
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	29	109	2
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,030	2,209	2,427
Other revenues	276	162	452
Revenues	2,306	2,371	2,879
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,025	2,206	2,423
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5	3	4
Power and Storage
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	602	298	735
Other revenues	122	114	50
Revenues	724	412	785
Power and Storage | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Storage | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	324	192	662
Power and Storage | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 278	$ 106	$ 73